ACCOUNT RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCOUNT RECEIVABLES
ACCOUNT RECEIVABLES

NOTE 8 - ACCOUNT RECEIVABLES

As of March 31, 2022, account receivables is related to the services fee receivables from customers as follow:

	March 31, 2022	December 31, 2021
Account receivables	$958,797	$5,627,463
Account receivables- related parties	36,083	3,603,402
	$994,880	$9,230,865

We generally receive the system service fee from customers within the first ten days of each calendar month. With effect from October 2021, YCloud system service fee will be settled within the first ten days of each quarter due to high volume of transaction amounts conducted through YCloud from end users.

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of accounts receivable. The Company does not require collateral for accounts receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in general and administrative expense, up to the amount of revenues recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success. As of March 31, 2022, account receivable from five main customers are amounted to $994,880 (December 31, 2021: $9,230,865) and which is 45% (December 31, 2021: 64%) of total revenue. As of reporting date, all the services fee receivables has been fully settled from 5 main customers.

NOTE 8 - ACCOUNT RECEIVABLES

As of December 31, 2021, account receivables is related to the services fee receivables from customers as follow:

	December 31, 2021	December 31, 2020
Account receivables	$5,627,463	$2,609,520
Account receivables- Related parties	3,603,402	-
	$9,230,865	$2,609,520

We generally receive the system service fee from YCloud users through Weijiafu and Changtongfu within the first ten days of each calendar month. With effect from October 2021, YCloud system service fee will be settled within the first ten days of each quarter due to high volume of transaction amounts conducted through YCloud from end users.

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of accounts receivable. The Company does not require collateral for accounts receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in general and administrative expense, up to the amount of revenues recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success. As of December 31, 2021, account receivable from two main customers are amounted to $9,230,865(2020: $2,609,520) and which is 100% (2020: 100%) of total account receivables. As of reporting date, all the services fee receivables has been fully settled from two main customers.